Accrued Expenses (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Schedule of accrued expenses [Abstract]
Compensation	$ 13,577	$ 3,012
Taxes and licenses	9,646	9,754
Insurance	8,285	7,606
Customer deposits	7,114	3,324
Deferred revenue	5,885	5,044
Interest	4,693	4,143
Professional fees	4,473	614
Deferred rent	4,384	2,650
Utilities	3,399	1,734
Other	1,842	2,476
Asset retirement obligations	352	355
Total accrued expenses	$ 63,650	$ 40,712